Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO FIXED INCOME SHARES: SERIES TE
(the “Portfolio”)
Important Notice Regarding Change in Investment Policy
Supplement dated December 16, 2022, to the Portfolio’s Summary Prospectus and Prospectus, each dated April 29, 2022, as supplemented from time to time
On December 15, 2022, the Board approved changes to the Portfolio’s investment guidelines to permit the Portfolio to invest without limit in municipal securities subject to the federal alternative minimum tax. Accordingly, effective March 16, 2023, the Portfolio’s Prospectus and Summary Prospectus are revised as shown below.
The first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Investment Strategies” section of the Prospectus is deleted and replaced with the following:
FISH: Series TE seeks to achieve its objective by investing in municipal securities to generate income exempt from U.S. federal income tax. The Portfolio normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. fixed income instruments comprised of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax (“AMT”)) (the “80% Tax Exempt Policy”), including (but not limited to):
•	municipal debt securities issued by states and their agencies, authorities and other instrumentalities which are exempt from federal income tax;
•	municipal debt securities issued by local governments and their agencies, authorities and other instrumentalities which are exempt from federal income tax; and
•	tax‑exempt structured notes, which may contain embedded derivatives.
The Portfolio may invest without limit in bonds whose interest is a tax‑preference item for purposes of the federal AMT.
The second and third sentences of the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Investment Strategies” section of the Prospectus are deleted and replaced with the following:
The Portfolio may invest without limit in U.S. Government securities, money market instruments and/or “private activity” bonds. Distributions derived from “private activity” bonds may be subject to the federal AMT.
The fifth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Investment Strategies” section of the Prospectus is deleted and replaced with the following:
Subject to the 80% Tax Exempt Policy noted above, the Portfolio may invest the remainder of its assets in fixed income securities that generate income that is not exempt from federal income tax (for example, Build America Bonds).
The following paragraph is added to the “Principal Risks” section of the Summary Prospectus, the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Risks” section of the Prospectus and the “Description of Principal Risks” section of the Prospectus:
AMT Bonds Risk: The Portfolio may invest in “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers. Such investments may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Fixed Income SHares: Series TE
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO FIXED INCOME SHARES: SERIES TE
(the “Portfolio”)
Important Notice Regarding Change in Investment Policy
Supplement dated December 16, 2022, to the Portfolio’s Summary Prospectus and Prospectus, each dated April 29, 2022, as supplemented from time to time
On December 15, 2022, the Board approved changes to the Portfolio’s investment guidelines to permit the Portfolio to invest without limit in municipal securities subject to the federal alternative minimum tax. Accordingly, effective March 16, 2023, the Portfolio’s Prospectus and Summary Prospectus are revised as shown below.
The first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Investment Strategies” section of the Prospectus is deleted and replaced with the following:
FISH: Series TE seeks to achieve its objective by investing in municipal securities to generate income exempt from U.S. federal income tax. The Portfolio normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. fixed income instruments comprised of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax (“AMT”)) (the “80% Tax Exempt Policy”), including (but not limited to):
•	municipal debt securities issued by states and their agencies, authorities and other instrumentalities which are exempt from federal income tax;
•	municipal debt securities issued by local governments and their agencies, authorities and other instrumentalities which are exempt from federal income tax; and
•	tax‑exempt structured notes, which may contain embedded derivatives.
The Portfolio may invest without limit in bonds whose interest is a tax‑preference item for purposes of the federal AMT.
The second and third sentences of the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Investment Strategies” section of the Prospectus are deleted and replaced with the following:
The Portfolio may invest without limit in U.S. Government securities, money market instruments and/or “private activity” bonds. Distributions derived from “private activity” bonds may be subject to the federal AMT.
The fifth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Investment Strategies” section of the Prospectus is deleted and replaced with the following:
Subject to the 80% Tax Exempt Policy noted above, the Portfolio may invest the remainder of its assets in fixed income securities that generate income that is not exempt from federal income tax (for example, Build America Bonds).
The following paragraph is added to the “Principal Risks” section of the Summary Prospectus, the “Portfolio Summaries – Fixed Income SHares: Series TE – Principal Risks” section of the Prospectus and the “Description of Principal Risks” section of the Prospectus:
AMT Bonds Risk: The Portfolio may invest in “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers. Such investments may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.